INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in valuation allowance
Balance at the beginning of the year	¥ 57,960,509	¥ 42,910,959	¥ 25,587,080
Additions of valuation allowance	28,879,521	14,728,024	16,696,610
Reductions of valuation allowance	(13,070,605)
Foreign exchange translation adjustments	(2,092,517)	321,526	627,269
Balance at the end of the year	¥ 71,676,908	¥ 57,960,509	¥ 42,910,959